Debt (Details) (USD $) In Millions, unless otherwise specified					12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011	Jan. 28, 2012 Minimum	Jan. 28, 2012 Maximum	Jan. 28, 2012 Senior secured term loan	Jan. 29, 2011 Senior secured term loan	Jan. 28, 2012 Senior notes	Jan. 29, 2011 Senior notes	Jan. 28, 2012 Senior subordinated notes	Jan. 29, 2011 Senior subordinated notes	Jan. 28, 2012 Subordinated discount notes	Jan. 29, 2011 Subordinated discount notes	Jan. 29, 2011 Other
Debt
Total debt	$ 3,368	$ 3,490	$ 3,511	$ 3,668			$ 1,996	$ 2,046	$ 795	$ 794	$ 393	$ 400	$ 306	$ 427	$ 1
Less current portion	180	127	135	1
Long-term debt	3,188	3,363	3,376	3,667
Interest rate (as a percent)									7.75%		11.375%		13.00%		5.97%
Capitalized costs, net of write-offs, related to issuance of various debt instruments		133							15
Term of debt agreement					5 years	10 years
Expected amortization expense pertaining to the deferred financing costs
2012		16
2013		16
2014		10
2015		9
2016		6
Thereafter		2
Aggregate amounts of scheduled maturities of debt
2012		127
2013		501
2014		1
2015		1
2016		2,065
Thereafter		800
Total debt payments		3,495
Less unrealized discount accretion		5
Total debt balance as of January 28, 2012	$ 3,368	$ 3,490	$ 3,511	$ 3,668			$ 1,996	$ 2,046	$ 795	$ 794	$ 393	$ 400	$ 306	$ 427	$ 1
Weighted average interest rate of the current portion of long-term debt		13.00%		5.97%